UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds (56.7%)
Consumer Discretionary (13.5%)
1,800,000	Altice Luxembourg, SA*^ 7.750%, 05/15/22	$1,912,500
	CalAtlantic Group, Inc.µ
6,000,000	6.625%, 05/01/20	6,618,750
1,680,000	5.375%, 10/01/22	1,740,900
3,158,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	3,262,356
2,201,000	Century Communities, Inc. 6.875%, 05/15/22	2,268,406
2,750,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.908%, 07/23/25	2,887,500
6,833,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	7,746,914
3,900,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	4,143,750
6,500,000	DISH DBS Corp. 7.875%, 09/01/19	7,190,625
	GameStop Corp.*
1,800,000	5.500%, 10/01/19µ	1,855,125
1,750,000	6.750%, 03/15/21^	1,782,812
2,761,000	Golden Nugget, Inc.* 8.500%, 12/01/21	2,962,898
5,500,000	Hasbro, Inc. 6.600%, 07/15/28	6,150,402
	L Brands, Inc.
3,000,000	7.600%, 07/15/37^µ	3,075,000
1,300,000	6.875%, 11/01/35	1,276,438
865,000	6.950%, 03/01/33	843,916
1,645,000	Liberty Interactive, LLC^µ 8.250%, 02/01/30	1,756,038
	Meritage Homes Corp.µ
4,100,000	7.150%, 04/15/20	4,497,187
2,185,000	7.000%, 04/01/22	2,407,597
3,255,000	Netflix, Inc. 5.375%, 02/01/21	3,497,091
2,800,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,821,000
700,000	PetSmart, Inc.*^µ 7.125%, 03/15/23	688,625
2,270,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	2,411,875
3,005,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	3,628,537
1,572,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	1,644,705
	Service Corp. International
4,250,000	7.500%, 04/01/27	4,993,750
475,000	5.375%, 05/15/24µ	499,344
	SFR Group, SA*
3,400,000	6.000%, 05/15/22	3,504,125
1,400,000	7.375%, 05/01/26	1,438,500
3,750,000	Sirius XM Radio, Inc.*µ 6.000%, 07/15/24	3,993,750
3,280,000	Six Flags Entertainment Corp.* 5.250%, 01/15/21	3,372,250

PRINCIPAL AMOUNT		VALUE
3,222,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	$3,318,660
3,600,000	Time, Inc.* 5.750%, 04/15/22	3,701,250
5,051,000	Toll Brothers Finance Corp.µ 5.625%, 01/15/24	5,319,334
	ZF North America Capital, Inc.*
2,850,000	4.750%, 04/29/25	2,901,656
1,535,000	4.500%, 04/29/22µ	1,579,131
		113,692,697
Consumer Staples (3.5%)
4,100,000	Fidelity & Guaranty Life Holdings, Inc.*^µ 6.375%, 04/01/21	4,115,375
2,400,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	2,107,500
6,575,000	JBS USA LUX SA* 7.250%, 06/01/21	6,796,906
6,000,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	6,538,200
	Post Holdings, Inc.*
2,179,000	7.750%, 03/15/24	2,415,966
706,000	6.750%, 12/01/21	748,360
3,600,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,813,444
2,500,000	The Nature’s Bounty Co.* 7.625%, 05/15/21	2,634,375
		29,170,126
Energy (8.3%)
3,732,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	3,531,405
1,535,000	Bill Barrett Corp. 7.000%, 10/15/22	1,529,244
2,270,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	2,331,006
3,250,000	Calfrac Holdings, LP* 7.500%, 12/01/20	3,024,531
	Carrizo Oil & Gas, Inc.^µ
4,900,000	7.500%, 09/15/20	5,089,875
1,550,000	6.250%, 04/15/23	1,593,594
6,940,000	Cimarex Energy Companyµ 5.875%, 05/01/22	7,210,382
6,122,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	3,129,872
	Energy Transfer Equity, LP
2,100,000	5.875%, 01/15/24µ	2,249,625
890,000	5.500%, 06/01/27^	924,488
3,850,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,199,313
	Gulfport Energy Corp.*
1,300,000	6.375%, 05/15/25	1,336,563
1,275,000	6.000%, 10/15/24	1,301,297
6,500,000	Laredo Petroleum, Inc. 7.375%, 05/01/22	6,788,437
3,430,000	MPLX, LPµ 4.875%, 06/01/25	3,606,628
	Oasis Petroleum, Inc.^
2,165,000	6.500%, 11/01/21	2,216,419
1,500,000	6.875%, 01/15/23	1,541,250
2,570,000	Pacific Drilling, SA*^ 5.375%, 06/01/20	1,302,669

See accompanying Notes to Schedule of Investments

1

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,391,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	$1,327,536
846,000	Rice Energy, Inc.^ 7.250%, 05/01/23	914,209
6,500,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	6,650,312
	Trinidad Drilling, Ltd.*
4,051,000	7.875%, 01/15/19	4,071,255
500,000	6.625%, 02/15/25	512,500
	W&T Offshore, Inc.*
1,772,270	9.000%, 05/15/20	1,479,845
1,586,031	8.500%, 06/15/21	1,110,222
3,110,000	Western Refining, Inc. 6.250%, 04/01/21	3,230,512
		70,202,989
Financials (4.4%)
	Ally Financial, Inc.
2,500,000	4.250%, 04/15/21µ	2,526,563
1,989,000	8.000%, 11/01/31	2,365,667
1,500,000	7.500%, 09/15/20µ	1,699,688
2,935,000	AON Corp.µ 8.205%, 01/01/27	3,767,307
2,542,000	Black Knight InfoServ LLC / Black Knight Lending Solutions, Inc.^µ 5.750%, 04/15/23	2,669,176
2,308,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	2,331,080
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.*µ
939,000	7.125%, 06/15/24	1,031,726
939,000	5.875%, 06/15/21	992,406
2,300,000	Equinix, Inc. 5.375%, 04/01/23	2,412,125
3,450,000	Jefferies Finance, LLC* 7.375%, 04/01/20	3,486,656
1,165,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	1,186,844
2,590,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,649,894
6,500,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	6,719,277
3,100,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	2,989,562
		36,827,971
Health Care (4.6%)
4,600,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	4,674,750
3,700,000	Alere, Inc. 6.500%, 06/15/20	3,693,062
4,280,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	3,528,325
3,700,000	DaVita, Inc.^ 5.125%, 07/15/24	3,660,687
808,000	Endo International, PLC*‡ 7.250%, 01/15/22	736,795
	HCA Holdings, Inc.
5,300,000	5.875%, 05/01/23	5,664,375
2,125,000	6.250%, 02/15/21	2,292,344
1,285,000	Hologic, Inc.* 5.250%, 07/15/22	1,346,038

PRINCIPAL AMOUNT		VALUE
2,900,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	$2,564,687
1,071,000	Surgical Care Affiliates, Inc.* 6.000%, 04/01/23	1,160,696
6,850,000	Tenet Healthcare Corp. 6.750%, 02/01/20	6,828,594
1,875,000	Valeant Pharmaceuticals International, Inc.*^ 7.000%, 10/01/20	1,708,594
1,100,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	1,087,625
		38,946,572
Industrials (5.3%)
1,600,000	ACCO Brands Corp.* 5.250%, 12/15/24	1,611,000
580,000	Allison Transmission, Inc.*^ 5.000%, 10/01/24	586,525
2,690,000	Garda World Security Corp.* 7.250%, 11/15/21	2,575,675
3,175,000	GrafTech International, Ltd. 6.375%, 11/15/20	2,627,313
5,560,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	5,865,800
620,000	Icahn Enterprises, LPµ 4.875%, 03/15/19	629,300
	Meritor, Inc.
2,053,000	6.250%, 02/15/24^µ	2,069,681
1,810,000	6.750%, 06/15/21	1,873,350
	Michael Baker International, LLC*
2,404,000	8.250%, 10/15/18	2,431,045
1,799,053	8.875%, 04/15/19	1,712,474
2,980,000	Navistar International Corp. 8.250%, 11/01/21	3,011,662
2,394,000	Terex Corp. 6.000%, 05/15/21	2,468,130
2,500,000	Titan International, Inc.^ 6.875%, 10/01/20	2,520,313
2,650,000	TransDigm, Inc. 5.500%, 10/15/20	2,678,156
2,600,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,728,375
	United Rentals North America, Inc.
5,000,000	6.125%, 06/15/23	5,284,375
2,330,000	7.625%, 04/15/22	2,446,500
1,391,000	WESCO Distribution, Inc.* 5.375%, 06/15/24	1,391,813
		44,511,487
Information Technology (7.3%)
	Alliance Data Systems Corp.*
2,078,000	6.375%, 04/01/20	2,120,776
1,000,000	5.375%, 08/01/22	978,285
	Amkor Technology, Inc.
3,710,000	6.375%, 10/01/22^	3,872,312
2,939,000	6.625%, 06/01/21	3,025,333
9,500,000	Belden, Inc.*µ 5.500%, 09/01/22	9,844,375
3,970,000	Cardtronics, Inc.µ 5.125%, 08/01/22	4,034,512
310,000	CBS Radio, Inc.* 7.250%, 11/01/24	323,563
	CDW, LLC / CDW Finance Corp.µ
1,200,000	6.000%, 08/15/22	1,272,000

See accompanying Notes to Schedule of Investments

2

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
987,000	5.000%, 09/01/23	$1,009,824
3,200,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	3,412,000
3,800,000	First Data Corp.*^µ 7.000%, 12/01/23	4,035,125
8,000,000	Hughes Satellite Systems Corp.^ 7.625%, 06/15/21	8,830,000
8,000,000	J2 Cloud Services, Inc.µ 8.000%, 08/01/20	8,355,000
	Nuance Communications, Inc.*
1,550,000	6.000%, 07/01/24µ	1,590,688
1,500,000	5.625%, 12/15/26^	1,498,125
904,000	5.375%, 08/15/20µ	927,730
2,000,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	2,063,750
3,900,000	ViaSat, Inc. 6.875%, 06/15/20	4,026,750
		61,220,148
37,605,000	Materials	39,568,476
3,700,000	ArcelorMittal, SA^µ 6.125%, 06/01/25	4,072,313
2,750,000	Arconic, Inc.^µ 5.125%, 10/01/24	2,860,000
1,100,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	1,107,563
1,599,000	Chemtura Corp. 5.750%, 07/15/21	1,663,959
	First Quantum Minerals, Ltd.*
818,000	7.000%, 02/15/21^	840,495
818,000	6.750%, 02/15/20	840,495
6,880,000	Greif, Inc.µ 7.750%, 08/01/19	7,649,700
2,500,000	Huntsman International, LLC 5.125%, 11/15/22	2,587,500
	INEOS Group Holdings, SA*^
2,000,000	5.625%, 08/01/24	2,003,750
1,400,000	5.875%, 02/15/19µ	1,425,683
410,000	Koppers, Inc.* 6.000%, 02/15/25	424,350
4,100,000	New Gold, Inc.* 7.000%, 04/15/20	4,174,312
2,650,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,714,594
1,040,000	Sealed Air Corp.*µ 5.250%, 04/01/23	1,090,700
1,190,000	Steel Dynamics, Inc.*^ 5.000%, 12/15/26	1,216,031
4,650,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	4,897,031
		39,568,476
Real Estate (0.3%)
	DuPont Fabros Technology, LPµ
1,400,000	5.875%, 09/15/21	1,463,875
990,000	5.625%, 06/15/23	1,030,838
300,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	314,625
		2,809,338
Telecommunication Services (3.7%)
	CenturyLink, Inc.
2,454,000	6.750%, 12/01/23µ	2,532,221

PRINCIPAL AMOUNT		VALUE
475,000	7.500%, 04/01/24^	$504,391
	CSC Holdings, LLC*
1,600,000	10.875%, 10/15/25^	1,908,000
1,200,000	5.500%, 04/15/27	1,218,750
400,000	10.125%, 01/15/23	464,750
	Frontier Communications Corp.
3,214,000	7.625%, 04/15/24	2,844,390
2,200,000	11.000%, 09/15/25^	2,230,250
1,765,000	10.500%, 09/15/22	1,846,631
330,000	6.875%, 01/15/25	277,613
1,610,000	Intelsat Jackson Holdings, SA*^ 8.000%, 02/15/24	1,671,381
	Sprint Corp.
7,680,000	7.875%, 09/15/23	8,404,800
1,690,000	7.125%, 06/15/24^	1,784,006
5,640,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	6,003,075
		31,690,258
Utilities (1.1%)
2,050,000	AES Corp.µ 7.375%, 07/01/21	2,313,938
2,157,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	2,262,154
	Calpine Corp.*
2,500,000	6.000%, 01/15/22µ	2,617,187
1,698,000	7.875%, 01/15/23^	1,773,349
		8,966,628

	Total Corporate Bonds (Cost $470,689,726)	477,606,690

Convertible Bonds (58.2%)
Consumer Discretionary (12.4%)
7,900,000	CalAtlantic Group, Inc.^µ 1.250%, 08/01/32	8,148,494
	Ctrip.com International, Ltd.
3,500,000	1.000%, 07/01/20	3,686,883
3,320,000	1.250%, 09/15/22*	3,273,869
8,750,000	DISH Network Corp.* 3.375%, 08/15/26	10,224,856
3,100,000	Horizon Global Corp. 2.750%, 07/01/22	3,258,875
5,900,000	Liberty Interactive, LLC*^ 1.750%, 09/30/46	6,646,261
	Liberty Media Corp.
9,499,000	1.375%, 10/15/23	10,261,105
5,900,000	2.250%, 09/30/46*	6,324,121
3,000,000	Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	3,051,045
5,800,000	Macquarie Infrastructure Corp.^µ 2.000%, 10/01/23	5,697,166
15,745,000	Priceline Group, Inc.^µ 0.900%, 09/15/21	17,027,509
25,075,000	Tesla Motors, Inc.^µ 1.250%, 03/01/21	23,617,516
3,000,000	World Wrestling Entertainment, Inc.* 3.375%, 12/15/23	3,019,785
		104,237,485
Energy (2.6%)
5,750,000	Nabors Industries, Inc.*^ 0.750%, 01/15/24	5,824,060

See accompanying Notes to Schedule of Investments

3

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,000,000	Newpark Resources, Inc.* 4.000%, 12/01/21	$3,288,090
5,150,000	PDC Energy, Inc. 1.125%, 09/15/21	5,825,654
6,062,000	SM Energy Company 1.500%, 07/01/21	6,649,226
		21,587,030
Financials (1.7%)
5,750,000	Ares Capital Corp.* 3.750%, 02/01/22	5,692,787
7,100,000CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	5,597,392
3,425,000	TCP Capital Corp.*µ 4.625%, 03/01/22	3,414,434
		14,704,613
Health Care (9.4%)
	BioMarin Pharmaceutical, Inc.^
6,375,000	1.500%, 10/15/20	7,716,109
5,000,000	0.750%, 10/15/18	5,774,875
6,600,000	Emergent Biosolutions, Inc.^µ 2.875%, 01/15/21	8,094,636
5,775,000	Evolent Health, Inc.* 2.000%, 12/01/21	6,226,749
9,200,000	Hologic, Inc.‡ 0.000%, 12/15/43	11,318,852
1,610,000	Incyte Corp. 1.250%, 11/15/20	3,891,290
5,900,000	Insulet Corp.* 1.250%, 09/15/21	5,837,077
5,950,000	Ionis Pharmaceuticals, Inc.^ 1.000%, 11/15/21	5,920,339
5,600,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	6,253,464
6,543,000	Medidata Solutions, Inc.^µ 1.000%, 08/01/18	7,054,859
4,770,000	Molina Healthcare, Inc.^µ 1.625%, 08/15/44	5,557,813
4,475,000	NuVasive, Inc.*^ 2.250%, 03/15/21	5,921,767
		79,567,830
Industrials (3.9%)
5,800,000	Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	5,777,293
2,258,000	Air Lease Corp.^µ 3.875%, 12/01/18	3,157,068
5,650,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	5,857,186
10,000,000	Dycom Industries, Inc. 0.750%, 09/15/21	10,898,150
5,700,000	Tutor Perini Corp.*µ 2.875%, 06/15/21	6,846,127
		32,535,824
Information Technology (24.6%)
2,950,000	Advanced Micro Devices, Inc.^ 2.125%, 09/01/26	4,394,763
3,700,000	Citrix Systems, Inc.µ 0.500%, 04/15/19	4,284,156

PRINCIPAL AMOUNT		VALUE
5,900,000	Cypress Semiconductor Corp.*^ 4.500%, 01/15/22	$6,779,985
3,252,000	Euronet Worldwide, Inc.^µ 1.500%, 10/01/44	3,717,426
11,650,000	Finisar Corp.*^ 0.500%, 12/15/36	11,753,685
5,850,000	Inphi Corp.*^ 0.750%, 09/01/21	6,322,826
12,575,000	Intel Corp.µ 3.250%, 08/01/39	22,384,066
4,300,000	Knowles Corp.* 3.250%, 11/01/21	5,252,321
10,300,000	Microchip Technology, Inc. 1.625%, 02/15/25	14,024,017
	Micron Technology, Inc.^µ
3,250,000	2.125%, 02/15/33	7,396,496
1,500,000	1.625%, 02/15/33	3,340,958
6,000,000	Nice Systems, Inc.*^ 1.250%, 01/15/24	6,407,130
3,900,000	Novellus Systems, Inc.µ 2.625%, 05/15/41	13,232,544
1,875,000	NVIDIA Corp.µ 1.000%, 12/01/18	10,203,122
10,200,000	NXP Semiconductors, NV^ 1.000%, 12/01/19	11,603,724
7,000,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	7,312,725
1,737,000	Palo Alto Networks, Inc.^ 0.000%, 07/01/19	2,476,293
2,725,000	Pandora Media, Inc.^ 1.750%, 12/01/20	2,820,361
8,200,000	Proofpoint, Inc.^ 0.750%, 06/15/20	9,798,180
3,000,000	Red Hat, Inc.^µ 0.250%, 10/01/19	3,660,255
5,650,000	Rovi Corp.^ 0.500%, 03/01/20	5,592,596
9,700,000	Salesforce.com, Inc. 0.250%, 04/01/18	12,267,687
4,140,000	ServiceNow, Inc.^µ 0.000%, 11/01/18	5,505,413
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/20*	287,931
1,027,000	2.000%, 10/01/18	21,018
3,525,000	Synchronoss Technologies, Inc.^ 0.750%, 08/15/19	3,688,877
5,750,000	Teradyne, Inc.*^ 1.250%, 12/15/23	6,500,605
5,750,000	Veeco Instruments, Inc. 2.700%, 01/15/23	5,627,899
4,313,000	WebMD Health Corp.*^ 2.625%, 06/15/23	4,084,260
5,650,000	Workday, Inc.^µ 0.750%, 07/15/18	6,530,807
		207,272,126
Materials (1.1%)
5,100,000	Royal Gold, Inc.^ 2.875%, 06/15/19	5,580,956
3,200,000	RTI International Metals, Inc.µ 1.625%, 10/15/19	3,504,864
		9,085,820
Real Estate (2.5%)
4,000,000	Colony Starwood Homes*^ 3.500%, 01/15/22	4,054,200

See accompanying Notes to Schedule of Investments

4

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,500,000	Empire State Realty OP, LP* 2.625%, 08/15/19	$2,846,150
4,000,000	IAS Operating Partnership, LP* 5.000%, 03/15/18	4,070,180
4,800,000	Spirit Realty Capital, Inc.µ 2.875%, 05/15/19	4,912,632
4,600,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	4,991,828
		20,874,990

	Total Convertible Bonds (Cost $487,731,583)	489,865,718
U.S. Government and Agency Security (0.0%)
300,000	United States Treasury Note~ 0.875%, 11/15/17 (Cost $300,010)	300,240

NUMBER OF SHARES		VALUE
Convertible Preferred Stocks (20.8%)
Consumer Staples (0.7%)
62,000	Bunge, Ltd. 4.875%	6,205,158
Energy (2.9%)
104,300	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)‡§ 4.184%	7,284,156
129,275	Hess Corp. 8.000%	8,336,945
174,050	Southwestern Energy Company^ 6.250%	3,851,726
80,500	WPX Energy, Inc. 6.250%	5,011,125
		24,483,952
Financials (2.1%)
52,500	Affiliated Managers Group, Inc.µ 5.150%	2,982,074
5,000	Bank of America Corp.µ 7.250%	5,961,250
29,835	Virtus Investment Partners, Inc. 7.250%	2,975,295
4,800	Wells Fargo & Companyµ 7.500%	5,765,040
		17,683,659
Health Care (4.5%)
27,500	Allergan, PLCµ 5.500%	21,765,975
335,165	Anthem, Inc.µ 5.250%	16,235,393
		38,001,368
Industrials (0.7%)
115,600	Rexnord Corp. 5.750%	6,136,048
Information Technology (0.8%)
58,600	Belden, Inc. 6.750%	6,273,716

NUMBER OF SHARES		VALUE
Materials (0.3%)
77,000	Arconic, Inc.^ 5.375%	$2,823,590
Real Estate (1.3%)
18,400	American Tower Corp. 5.500%	1,855,272
143,750	Welltower, Inc.^µ 6.500%	8,623,562
		10,478,834
Telecommunication Services (1.8%)
58,000	Alibaba Exchangeable (Softbank)*§ 5.750%	7,173,150
75,525	T-Mobile USA, Inc.µ 5.500%	7,715,634
		14,888,784
Utilities (5.7%)
66,876	Dominion Resources, Inc.µ 6.375%	3,385,932
117,650	DTE Energy Company 6.500%	6,189,672
295,600	Exelon Corp.^µ 6.500%	14,652,892
176,000	Great Plains Energy, Inc. 7.000%	9,016,480
	NextEra Energy, Inc.
179,600	6.123%	8,992,571
94,500	6.371%^	5,567,940
		47,805,487

Total Convertible Preferred Stocks (Cost $176,189,410)		174,780,596

Common Stocks (1.6%)
Financials (0.2%)
17,300	American International Group, Inc.^µ	1,111,698

Health Care (1.4%)
165,000	Gilead Sciences, Inc.^µ	11,954,250

Total Common Stocks (Cost $18,277,638)		13,065,948

Short Term Investments (1.5%)
6,416,987	Fidelity Prime Money Market Fund - Institutional Class	6,419,553
6,401,341	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	6,401,341

Total Short Term Investments (Cost $12,820,894)		12,820,894

See accompanying Notes to Schedule of Investments

5

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

TOTAL INVESTMENTS (138.8%) (Cost $1,166,009,261)	1,168,440,086

LIABILITIES, LESS OTHER ASSETS (-38.8%)	(326,735,142)

NET ASSETS (100.0%)	$841,704,944

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $339,398,776. $79,567,444 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
@	In default status and considered non-income producing.
~	Security, or portion of security, is segregated as collateral for swaps. The aggregate value of such securities is $300,240.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

INTEREST RATE SWAPS
COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR quarterly	04/19/17	$68,000,000	$(23,182)

					$(23,182)

See accompanying Notes to Schedule of Investments

6

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:*

Cost basis of investments	$1,166,009,261
Gross unrealized appreciation	65,012,385
Gross unrealized depreciation	(62,581,560)
Net unrealized appreciation (depreciation)	$2,430,825

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $240.0 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $240.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2017, the average borrowings under the Agreements were $337.0 million. For the period ended January 31, 2017, the average interest rate was 1.56%. As of January 31, 2017, the amount of total outstanding borrowings was $337.0 million ($84.3 million under the BNP Agreement and $252.7 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2017 was 1.21%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of January 31, 2017, the Fund used approximately $149.2 million of its cash collateral to offset the SSB Agreement, representing 12.7% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.745%, which can fluctuate depending on interest rates. As of January 31, 2017, approximately $146.3 million of securities were on loan ($141.3 million of fixed income securities and $5.0 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$477,606,690	$—	$477,606,690
Convertible Bonds	—	489,865,718	—	489,865,718
U.S. Government and Agency Securities	—	300,240	—	300,240
Convertible Preferred Stocks	141,971,091	32,809,505	—	174,780,596
Common Stocks U.S.	13,065,948	—	—	13,065,948
Short Term Investments	12,820,894	—	—	12,820,894
Total	$167,857,933	$1,000,582,153	$—	$1,168,440,086
Liabilities:
Interest Rate Swaps	$—	$23,182	$—	$23,182
Total	$—	$23,182	$—	$23,182

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	March 3, 2017